Asset Under Development - Commitments (Details) - Gimi conversion $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Other Non-current Assets [Line Items]
2024	$ 175,937
2025	53,565
Contractual obligation	$ 229,502